PLANT, PROPERTY AND EQUIPMENT (Details) CAD in Millions		12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD facility	Dec. 31, 2013 CAD
Plant, property and equipment
Cost	CAD 67,116	CAD 67,116	CAD 61,638
Accumulated Depreciation	22,299	22,299	19,864
Net Book Value	44,817	44,817	41,774
Energy Turbine
Plant, property and equipment
Impairment charge, Pre-tax	59
Impairment charge, After-tax	43
Keystone XL
Plant, property and equipment
Impairment charge, Pre-tax	3,686
Impairment charge, After-tax	2,891
Keystone XL | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated Fair Value	621	621
Keystone XL | Plant and equipment
Plant, property and equipment
Impairment charge, Pre-tax	1,460
Impairment charge, After-tax	1,391
Keystone XL | Plant and equipment | Market Approach Valuation Technique | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated Fair Value	CAD 463	463
Disposal period	2 years
Keystone XL | Terminals, including KHT
Plant, property and equipment
Impairment charge, Pre-tax	CAD 274
Impairment charge, After-tax	219
Keystone XL | Terminals, including KHT | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated Fair Value	158	158
Keystone XL | Intangible assets
Plant, property and equipment
Impairment charge, Pre-tax	1,150
Impairment charge, After-tax	737
Keystone XL | Capitalized interest
Plant, property and equipment
Impairment charge, Pre-tax	725
Impairment charge, After-tax	488
Keystone XL | Future cancellation costs
Plant, property and equipment
Impairment charge, Pre-tax	77
Impairment charge, After-tax	56
Mexico
Plant, property and equipment
Net Book Value	3,631	3,631	2,485
Energy | Facilities under PPAs
Plant, property and equipment
Cost	813	813	695
Accumulated Depreciation	142	142	103
Revenues recognized through the sale of electricity		93	81	CAD 78
Operating segments | Natural Gas Pipelines
Plant, property and equipment
Cost	42,054	42,054	37,377
Accumulated Depreciation	18,737	18,737	17,173
Net Book Value	23,317	23,317	20,204
Operating segments | Natural Gas Pipelines | Mexico
Plant, property and equipment
Cost	3,826	3,826	2,616
Accumulated Depreciation	203	203	130
Net Book Value	3,623	3,623	2,486
Operating segments | Natural Gas Pipelines | Pipeline | Mexico
Plant, property and equipment
Cost	1,296	1,296	1,053
Accumulated Depreciation	162	162	104
Net Book Value	1,134	1,134	949
Operating segments | Natural Gas Pipelines | Compression | Mexico
Plant, property and equipment
Cost	183	183	151
Accumulated Depreciation	14	14	6
Net Book Value	169	169	145
Operating segments | Natural Gas Pipelines | Metering and other | Mexico
Plant, property and equipment
Cost	388	388	314
Accumulated Depreciation	27	27	20
Net Book Value	361	361	294
Operating segments | Natural Gas Pipelines | Property, plant and equipment excluding under construction | Mexico
Plant, property and equipment
Cost	1,867	1,867	1,518
Accumulated Depreciation	203	203	130
Net Book Value	1,664	1,664	1,388
Operating segments | Natural Gas Pipelines | Under construction | Mexico
Plant, property and equipment
Cost	1,959	1,959	1,098
Net Book Value	1,959	1,959	1,098
Operating segments | Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	13,353	13,353	13,061
Accumulated Depreciation	8,378	8,378	7,992
Net Book Value	4,975	4,975	5,069
Operating segments | Natural Gas Pipelines | Canadian Mainline | Pipeline
Plant, property and equipment
Cost	9,164	9,164	9,045
Accumulated Depreciation	5,966	5,966	5,712
Net Book Value	3,198	3,198	3,333
Operating segments | Natural Gas Pipelines | Canadian Mainline | Compression
Plant, property and equipment
Cost	3,433	3,433	3,423
Accumulated Depreciation	2,220	2,220	2,100
Net Book Value	1,213	1,213	1,323
Operating segments | Natural Gas Pipelines | Canadian Mainline | Metering and other
Plant, property and equipment
Cost	499	499	458
Accumulated Depreciation	192	192	180
Net Book Value	307	307	278
Operating segments | Natural Gas Pipelines | Canadian Mainline | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	13,096	13,096	12,926
Accumulated Depreciation	8,378	8,378	7,992
Net Book Value	4,718	4,718	4,934
Operating segments | Natural Gas Pipelines | Canadian Mainline | Under construction
Plant, property and equipment
Cost	257	257	135
Net Book Value	257	257	135
Operating segments | Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	12,709	12,709	11,685
Accumulated Depreciation	5,713	5,713	5,383
Net Book Value	6,996	6,996	6,302
Operating segments | Natural Gas Pipelines | NGTL System | Pipeline
Plant, property and equipment
Cost	8,456	8,456	8,185
Accumulated Depreciation	3,820	3,820	3,619
Net Book Value	4,636	4,636	4,566
Operating segments | Natural Gas Pipelines | NGTL System | Compression
Plant, property and equipment
Cost	2,188	2,188	2,055
Accumulated Depreciation	1,404	1,404	1,318
Net Book Value	784	784	737
Operating segments | Natural Gas Pipelines | NGTL System | Metering and other
Plant, property and equipment
Cost	1,096	1,096	1,032
Accumulated Depreciation	489	489	446
Net Book Value	607	607	586
Operating segments | Natural Gas Pipelines | NGTL System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	11,740	11,740	11,272
Accumulated Depreciation	5,713	5,713	5,383
Net Book Value	6,027	6,027	5,889
Operating segments | Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Cost	969	969	413
Net Book Value	969	969	413
Operating segments | Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	3,831	3,831	2,861
Accumulated Depreciation	789	789	598
Net Book Value	3,042	3,042	2,263
Operating segments | Natural Gas Pipelines | ANR | Pipeline
Plant, property and equipment
Cost	1,449	1,449	1,217
Accumulated Depreciation	350	350	227
Net Book Value	1,099	1,099	990
Operating segments | Natural Gas Pipelines | ANR | Compression
Plant, property and equipment
Cost	1,101	1,101	780
Accumulated Depreciation	187	187	140
Net Book Value	914	914	640
Operating segments | Natural Gas Pipelines | ANR | Metering and other
Plant, property and equipment
Cost	977	977	737
Accumulated Depreciation	252	252	231
Net Book Value	725	725	506
Operating segments | Natural Gas Pipelines | ANR | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	3,527	3,527	2,734
Accumulated Depreciation	789	789	598
Net Book Value	2,738	2,738	2,136
Operating segments | Natural Gas Pipelines | ANR | Under construction
Plant, property and equipment
Cost	304	304	127
Net Book Value	304	304	127
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost	8,335	8,335	7,154
Accumulated Depreciation	3,654	3,654	3,070
Net Book Value	4,681	4,681	4,084
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	8,264	8,264	7,120
Accumulated Depreciation	3,654	3,654	3,070
Net Book Value	4,610	4,610	4,050
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	71	71	34
Net Book Value	71	71	34
Operating segments | Natural Gas Pipelines | GTN | Pipeline
Plant, property and equipment
Cost	2,278	2,278	1,842
Accumulated Depreciation	765	765	588
Net Book Value	1,513	1,513	1,254
Operating segments | Natural Gas Pipelines | Great Lakes | Pipeline
Plant, property and equipment
Cost	2,157	2,157	1,807
Accumulated Depreciation	1,155	1,155	939
Net Book Value	1,002	1,002	868
Operating segments | Natural Gas Pipelines | Foothills | Pipeline
Plant, property and equipment
Cost	1,606	1,606	1,671
Accumulated Depreciation	1,162	1,162	1,180
Net Book Value	444	444	491
Operating segments | Natural Gas Pipelines | Other | Pipeline
Plant, property and equipment
Cost	2,223	2,223	1,800
Accumulated Depreciation	572	572	363
Net Book Value	1,651	1,651	1,437
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost	15,240	15,240	15,615
Accumulated Depreciation	1,054	1,054	687
Net Book Value	14,186	14,186	14,928
Operating segments | Liquids Pipelines | Under construction
Plant, property and equipment
Cost	1,826	1,826	4,438
Net Book Value	1,826	1,826	4,438
Operating segments | Liquids Pipelines | Keystone | Pipeline
Plant, property and equipment
Cost	9,288	9,288	7,931
Accumulated Depreciation	718	718	463
Net Book Value	8,570	8,570	7,468
Operating segments | Liquids Pipelines | Keystone | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	13,414	13,414	11,177
Accumulated Depreciation	1,054	1,054	687
Net Book Value	12,360	12,360	10,490
Operating segments | Liquids Pipelines | Keystone | Pumping equipment
Plant, property and equipment
Cost	1,092	1,092	964
Accumulated Depreciation	108	108	80
Net Book Value	984	984	884
Operating segments | Liquids Pipelines | Keystone | Tanks and other
Plant, property and equipment
Cost	3,034	3,034	2,282
Accumulated Depreciation	228	228	144
Net Book Value	2,806	2,806	2,138
Operating segments | Energy
Plant, property and equipment
Cost	9,555	9,555	8,414
Accumulated Depreciation	2,426	2,426	1,924
Net Book Value	7,129	7,129	6,490
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	9,125	9,125	8,265
Accumulated Depreciation	2,426	2,426	1,924
Net Book Value	6,699	6,699	6,341
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	430	430	149
Net Book Value	430	430	149
Operating segments | Energy | Natural Gas – Ravenswood
Plant, property and equipment
Cost	2,607	2,607	2,140
Accumulated Depreciation	654	654	476
Net Book Value	1,953	1,953	1,664
Operating segments | Energy | Natural Gas - Other
Plant, property and equipment
Cost	3,361	3,361	3,214
Accumulated Depreciation	1,164	1,164	971
Net Book Value	2,197	2,197	2,243
Operating segments | Energy | Hydro, Wind and Solar
Plant, property and equipment
Cost	2,417	2,417	2,194
Accumulated Depreciation	476	476	359
Net Book Value	1,941	1,941	1,835
Operating segments | Energy | Natural Gas Storage and Other
Plant, property and equipment
Cost	740	740	717
Accumulated Depreciation	132	132	118
Net Book Value	608	608	CAD 599
Operating segments | Energy | Solar
Plant, property and equipment
Number of facilities acquired | facility			4
Corporate
Plant, property and equipment
Cost	267	267	CAD 232
Accumulated Depreciation	82	82	80
Net Book Value	CAD 185	CAD 185	CAD 152